Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Mar. 11, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Feb. 21, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Payment of Installment		R$ 336,000		R$ 672,000
Equity				25,636,935			R$ 24,191,667	R$ 21,131,225	R$ 22,175,235
Notes and debentures issued				R$ 12,627,365			R$ 9,619,106
Divestment of Baixo Iguaçu Consortiums [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of the indirect owner after the acquisition			100.00%
Amount of the equity value after the acquisition			R$ 1,554,000
Divestment of Baixo Iguaçu Consortiums [Member] | H P P Baixo Iguacu [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity						R$ 984,000
Percentage of minority interest				30.00%
Sale of minority interest at equity value			R$ 570,000
Divestment of Baixo Iguaçu Consortiums [Member] | Copel Geracaoe Transmissao [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of advance received equivalent to the equity value			10.00%
Partial closing of the divestment in small generation assets [Member]
Disclosure of non-adjusting events after reporting period [line items]
Partial amount of the amount invested in small generation assets					R$ 219,500
Percentage in the transaction of the investment in small generation assets					49.00%
Debentures issuance [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term of debentures	4 years 8 months 12 days
Debentures issuance [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term of debentures	12 years
Neoenergia S.A. [Member] | Divestment of Baixo Iguaçu Consortiums [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of stake in Consórcio Empreendedor Baixo Iguaçu (“CEBI”)						70.00%
Series one of the simple debenture issuances [Member] | Debentures issuance [Member] | DI Plus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	0.59%
Series two of the simple debenture issuances [Member] | Debentures issuance [Member] | DI Plus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	0.79%
Series three of the simple debenture issuances [Member] | Debentures issuance [Member] | DI Plus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	7.482%
Debentures 10th Issue [Member] | Series one of the simple debenture issuances [Member] | Debentures issuance [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued	R$ 500,000
Debentures 10th Issue [Member] | Series two of the simple debenture issuances [Member] | Debentures issuance [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued	500,000
Debentures 10th Issue [Member] | Series three of the simple debenture issuances [Member] | Debentures issuance [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued	R$ 1,000,000